Stock-Based Compensation - Pre-Tax Compensation Expense (Income) and Related Income Tax Benefit for Stock-Based Incentives (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Tax rate - before valuation allowance	37.00%